Quarterly Holdings Report
for
Fidelity Advisor Freedom® 2015 Fund
December 31, 2025
AFF15-NPRT3-0226
1.811321.121
Bond Funds - 55.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (b)	4,873,420	47,954,450
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (b)	2,256,898	17,107,285
Fidelity Series Emerging Markets Debt Fund (b)	257,819	2,199,196
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	76,407	728,921
Fidelity Series Floating Rate High Income Fund (b)	34,052	299,657
Fidelity Series High Income Fund (b)	250,156	2,228,894
Fidelity Series International Credit Fund (b)	90,738	766,736
Fidelity Series International Developed Markets Bond Index Fund (b)	2,278,257	19,319,616
Fidelity Series Investment Grade Bond Fund (b)	12,731,264	129,731,584
Fidelity Series Long-Term Treasury Bond Index Fund (b)	2,338,062	12,602,155
Fidelity Series Real Estate Income Fund (b)	37,297	377,075
TOTAL BOND FUNDS (Cost $247,578,762)		233,315,569

Domestic Equity Funds - 21.3%
	Shares	Value ($)
Fidelity Advisor Series Equity Growth Fund (b)	798,844	12,781,500
Fidelity Advisor Series Growth Opportunities Fund (b)	512,752	9,009,059
Fidelity Series All-Sector Equity Fund (b)	427,229	5,947,032
Fidelity Series Commodity Strategy Fund (b)	50,175	4,854,449
Fidelity Series Intrinsic Opportunities Fund (b)	185,631	1,973,256
Fidelity Series Large Cap Stock Fund (b)	651,450	17,393,723
Fidelity Series Large Cap Value Index Fund (b)	91,532	1,668,624
Fidelity Series Opportunistic Insights Fund (b)	430,958	10,993,729
Fidelity Series Small Cap Core Fund (b)	33,835	457,452
Fidelity Series Small Cap Discovery Fund (b)	134,687	1,480,209
Fidelity Series Small Cap Opportunities Fund (b)	181,664	2,946,585
Fidelity Series Stock Selector Large Cap Value Fund (b)	693,516	10,069,856
Fidelity Series Value Discovery Fund (b)	591,111	10,066,622
TOTAL DOMESTIC EQUITY FUNDS (Cost $55,069,103)		89,642,096

International Equity Funds - 16.9%
	Shares	Value ($)
Fidelity Series Canada Fund (b)	346,430	6,841,999
Fidelity Series Emerging Markets Fund (b)	383,153	4,498,221
Fidelity Series Emerging Markets Opportunities Fund (b)	740,982	18,265,209
Fidelity Series International Growth Fund (b)	631,641	12,070,665
Fidelity Series International Small Cap Fund (b)	274,372	4,908,511
Fidelity Series International Value Fund (b)	782,535	12,207,546
Fidelity Series Overseas Fund (b)	809,206	12,081,448
Fidelity Series Select International Small Cap Fund (b)	23,908	330,404
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $40,319,166)		71,204,003

Short-Term Funds - 0.7%
	Shares	Value ($)
Fidelity Series Short-Term Credit Fund (b) (Cost $3,070,175)	310,514	3,126,874

U.S. Treasury Obligations - 0.3%
	Yield (%) (c)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 1/22/2026 (d)	3.83	590,000	588,836
US Treasury Bills 0% 1/29/2026 (d)	3.76 to 3.81	430,000	428,864
US Treasury Bills 0% 3/19/2026 (d)	3.56	40,000	39,702
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,057,130)			1,057,402

Money Market Funds - 5.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.79	665,963	666,096
Fidelity Series Government Money Market Fund (b)(f)	3.84	21,422,866	21,422,866
TOTAL MONEY MARKET FUNDS (Cost $22,088,974)			22,088,962

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $369,183,310)	420,434,906
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(235,256)
NET ASSETS - 100.0%	420,199,650

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Unrealized Appreciation/ (Depreciation) ($)
LONG

Equity Contracts
ICE MSCI EAFE Index Contracts (United States)	6	3/2026	870,630	1,886

Interest Rate Contracts
CBOT 10Y Ultra US Treasury Notes Contracts (United States)	159	3/2026	18,247,734	(104,534)
CBOT US Treasury Long Bond Contracts (United States)	27	3/2026	3,110,906	(36,979)

TOTAL INTEREST RATE CONTRACTS				(141,513)

TOTAL LONG				(139,627)

SHORT

Equity Contracts
CME E-Mini Russell 2000 Index Contracts (United States)	17	3/2026	2,123,300	41,428
CME E-Mini S&P 500 Index Contracts (United States)	21	3/2026	7,237,125	4,040
ICE MSCI Emerging Markets Index Contracts (United States)	5	3/2026	352,850	62

TOTAL SHORT				45,530

TOTAL FUTURES CONTRACTS				(94,097)
The notional amount of long futures as a percentage of Net Assets is 5.2%.
The notional amount of short futures as a percentage of Net Assets is 2.3%.

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated fund.
(c)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(d)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,057,402.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	1,853,928	6,452,619	7,640,450	26,826	11	(12)	666,096	665,963	0.0%
Total	1,853,928	6,452,619	7,640,450	26,826	11	(12)	666,096

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Advisor Series Equity Growth Fund	12,757,923	2,395,683	3,730,310	1,607,956	117,823	1,240,381	12,781,500	798,844
Fidelity Advisor Series Growth Opportunities Fund	8,900,414	1,619,860	3,253,281	1,222,433	915,043	827,023	9,009,059	512,752
Fidelity Advisor Series Small Cap Fund	42,824	-	41,780	-	2,706	(3,750)	-	-
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	45,263,132	9,327,168	6,093,689	1,856,200	(27,289)	(514,872)	47,954,450	4,873,420
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	19,542,281	930,487	2,982,608	765,673	(786,628)	403,753	17,107,285	2,256,898
Fidelity Series All-Sector Equity Fund	5,666,757	673,404	1,510,947	320,543	62,914	1,054,904	5,947,032	427,229
Fidelity Series Canada Fund	4,687,088	1,834,676	803,126	138,336	101,220	1,022,141	6,841,999	346,430
Fidelity Series Commodity Strategy Fund	866,005	4,130,026	191,981	41,731	2,193	48,206	4,854,449	50,175
Fidelity Series Emerging Markets Debt Fund	2,247,940	125,482	324,308	103,720	(46,115)	196,197	2,199,196	257,819
Fidelity Series Emerging Markets Debt Local Currency Fund	711,128	53,414	85,682	47,804	(5,479)	55,540	728,921	76,407
Fidelity Series Emerging Markets Fund	5,004,407	193,471	1,974,944	111,724	393,321	881,966	4,498,221	383,153
Fidelity Series Emerging Markets Opportunities Fund	20,030,020	639,931	7,565,530	469,673	2,642,071	2,518,717	18,265,209	740,982
Fidelity Series Floating Rate High Income Fund	337,009	23,128	58,962	19,173	(1,634)	116	299,657	34,052
Fidelity Series Government Money Market Fund	19,670,516	4,341,038	2,588,688	654,790	-	-	21,422,866	21,422,866
Fidelity Series High Income Fund	2,305,572	147,563	318,426	126,182	(10,532)	104,717	2,228,894	250,156
Fidelity Series International Credit Fund	727,189	34,125	-	34,125	-	5,422	766,736	90,738
Fidelity Series International Developed Markets Bond Index Fund	20,329,149	2,047,150	2,783,874	768,734	(184,844)	(87,965)	19,319,616	2,278,257
Fidelity Series International Growth Fund	11,951,496	1,821,729	2,718,325	954,445	1,095,419	(79,654)	12,070,665	631,641
Fidelity Series International Small Cap Fund	5,824,465	723,845	2,182,912	667,462	673,016	(129,903)	4,908,511	274,372
Fidelity Series International Value Fund	13,395,555	1,362,798	4,500,295	1,230,636	2,043,792	(94,304)	12,207,546	782,535
Fidelity Series Intrinsic Opportunities Fund	2,167,403	266,735	525,432	224,011	(18,692)	83,242	1,973,256	185,631
Fidelity Series Investment Grade Bond Fund	137,907,870	11,004,071	20,828,958	4,378,870	(821,965)	2,470,566	129,731,584	12,731,264
Fidelity Series Large Cap Stock Fund	17,272,983	1,990,136	4,937,868	1,698,667	1,690,122	1,378,350	17,393,723	651,450
Fidelity Series Large Cap Value Index Fund	1,697,698	153,140	339,537	56,709	96,249	61,074	1,668,624	91,532
Fidelity Series Long-Term Treasury Bond Index Fund	15,667,608	1,280,287	4,017,335	424,453	(892,385)	563,980	12,602,155	2,338,062
Fidelity Series Opportunistic Insights Fund	10,959,670	2,043,913	3,298,175	1,558,306	1,251,403	36,918	10,993,729	430,958
Fidelity Series Overseas Fund	12,437,755	1,233,915	2,235,812	1,006,146	806,167	(160,577)	12,081,448	809,206
Fidelity Series Real Estate Income Fund	407,596	22,987	58,982	19,013	549	4,925	377,075	37,297
Fidelity Series Select International Small Cap Fund	78,310	246,139	50,712	9,875	4,749	51,918	330,404	23,908
Fidelity Series Short-Term Credit Fund	3,614,759	166,385	665,236	121,210	8,832	2,134	3,126,874	310,514
Fidelity Series Small Cap Core Fund	473,820	7,938	129,849	3,739	(3,727)	109,270	457,452	33,835
Fidelity Series Small Cap Discovery Fund	1,580,265	166,047	378,958	146,972	(6,403)	119,258	1,480,209	134,687
Fidelity Series Small Cap Opportunities Fund	3,104,614	170,402	926,232	132,870	513,591	84,210	2,946,585	181,664
Fidelity Series Stock Selector Large Cap Value Fund	10,093,057	1,464,420	2,175,467	733,425	170,152	517,694	10,069,856	693,516
Fidelity Series Value Discovery Fund	10,373,736	1,158,348	2,318,679	558,786	460,446	392,771	10,066,622	591,111
	428,098,014	53,799,841	86,596,900	22,214,392	10,246,085	13,164,368	418,711,408

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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